Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 690,959	$ 52,792
Accounts receivable, net	13,957	2,730
Contract assets	2,490	2,045
Inventories	47,904	26,135
Prepaids and other current assets	19,454	9,412
Total current assets	774,764	93,114
Non-current assets:
Property, plant and equipment, net	65,339	49,832
Intangible assets, net	57,487	11,349
Goodwill	43,308	3,133
Right-of-use assets - operating leases	28,424	26,902
Restricted cash	1,116	1,141
Deferred income tax assets, net	5,859	2,398
Other non-current assets	4,550	0
Total assets	980,847	187,869
Current liabilities:
Trade payables	3,489	3,368
Accrued expenses	10,977	6,571
Employee benefits payable	8,266	4,582
Contract liabilities	59,749	26,132
Long-term Debt, Current Maturities	2,827	0
Other current liabilities	10,999	7,766
Total current liabilities	96,307	48,419
Non-current liabilities:
Long-term borrowings, excluding current installments	97,297	0
Non-current lease liabilities	28,302	27,299
Deferred tax liabilities	466	0
Warrants and rights outstanding	58,227	0
Other non-current liabilities	1,800	3,899
Total liabilities	282,399	79,617
COMMITMENTS AND CONTINGENCIES (Note 16)
Stockholders' equity (deficit):
Common stock, value	45	8
Additional paid-in capital	1,002,106	19,920
Accumulated deficit	(305,011)	(187,691)
Accumulated other comprehensive income	1,308	1,055
Total stockholders' equity (deficit)	698,448	(166,708)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	980,847	187,869
Series A Preferred Stock [Member]
Redeemable convertible preferred stock
Preferred stock, value		5,500
Series B Preferred Stock [Member]
Redeemable convertible preferred stock
Preferred stock, value		21,503
Series C Preferred Stock [Member]
Redeemable convertible preferred stock
Preferred stock, value		16,471
Series D Preferred Stock [Member]
Redeemable convertible preferred stock
Preferred stock, value		73,364
Series E Preferred Stock [Member]
Redeemable convertible preferred stock
Preferred stock, value		137,622
Series E1 Preferred Stock [Member]
Redeemable convertible preferred stock
Preferred stock, value		$ 20,500